Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2013
Warrants and Rights Fair Value Assumptions [Table Text Block]
The estimated fair value of these stock warrants on their date of grant was $43,042, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	189.81%
Expected term	5 years
Risk free interest rate	0.75%

The estimated fair value of these stock warrants on their date of grant was $25,000, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	195.66%
Expected term	5 years
Risk free interest rate	1.06%

Class Of Warrant Or Right Activity [Table Text Block]
The following summarizes our warrant activity for the years ended December 31, 2013 and 2012:

	Series A Preferred Stock			Common Stock
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual Life	Number of	Exercise	Contractual Life
	Warrants	Price	(in Years)	Warrants	Price	(in Years)
Outstanding - December 31, 2011	-	$-	-	18,799	$194.40	1.1
Granted	25,000	0.20		541,667	3.00
Exercised	-	-		-	-
Cancelled/Forfeited	(25,000)	0.20		(12,543)	243.65
Outstanding - December 31, 2012	-	$-	-	547,922	4.05	4.0
Granted	-	-		-	-
Exercised	-	-		(66,667)	3.00
Cancelled/Forfeited	-	-		(4,986)	117.84
Outstanding - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Exercisable - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Share Based Compensation Arrangement By Share Based Payment Award Options Fair Value Assumptions [Table Text Block]
These options had an aggregate fair value of $48,935 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.67% - 1.67%
Expected dividends	0%
Expected volatility	194.68% - 207.45%
Expected term	5 – 10 years

These options had a fair value of $65,441 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.83% - 1.91%
Expected dividends	0%
Expected volatility	196.04% - 204.98%
Expected term	5 – 10 years

These options had a fair value of $3,150 using the Black-Scholes option-pricing model using the following assumptions:

Risk free interest rate	1.90%
Expected dividends	0%
Expected volatility	189.81%
Expected term	10 years

These options had an aggregate fair value of $1,289,250 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.60% - 0.69%
Expected dividends	0%
Expected volatility	204.30% - 205.26%
Expected term	5 years

These options had a fair value of $384,387 using the Black-Scholes option-pricing model with the following assumptions:

Risk free interest rate	0.54% - 1.37%
Expected dividends	0%
Expected volatility	204.36% - 219.25%
Expected term	5 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes our stock option activity for the year ended December 31, 2013:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Options	Price	(in Years)	Intrinsic Value
Outstanding - December 31, 2012	439,611	$6.15	4.8	$-
Granted	144,333	3.04
Exercised	-	-
Forfeited or Canceled	(26,531)	13.16
Outstanding - December 31, 2013	557,414	$4.98	4.0	$5,250

Exercisable - December 31, 2013	320,373	$6.18	4.0	$-

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes our stock option activity for non-vested options for the year ended December 31, 2013:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Balance at December 31, 2012	263,765	$8.40
Granted	144,333	$2.66
Vested	(146,243)	$(10.25)
Forfeited or Canceled	(24,815)	$(13.16)
Balance at December 31, 2013	237,040	$4.45

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the restricted stock award activity for the year ended December 31, 2013 is as follows:

Number of
Shares

Unvested Outstanding at December 31, 2012	366,667
Granted (1)	502,663
Cancelled	(216,667)
Vested	(403,722)
Unvested Outstanding at December 31, 2013	248,941

(1) Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.

Convertible Series A Preferred Stock [Member] | January 2012 [Member]
Estimated Fair Value Of Derivative Liability Based On Weighted Average Assumptions [Table Text Block]
At that time, we determined that the price protection feature on the 7,006,000 shares of 2011 Series A PS constituted a derivative liability and estimated the fair value of such liability to be $191,630 using the Black-Scholes option pricing model using the following weighted average assumptions:

Expected dividends	0%
Expected volatility	190.40% - 191.75%
Expected term	5 years
Risk free interest rate	0.71% - 0.88%

Convertible Series A Preferred Stock [Member] | December 2012 [Member]
Estimated Fair Value Of Derivative Liability Based On Weighted Average Assumptions [Table Text Block]
On December 31, 2012, we determined that the fair value of the derivative liability pertaining to the 177,906 outstanding shares of 2011 Series A PS was $153,776 using the Black-Scholes option pricing model based on the following weighted average variables:

Expected dividends	0%
Expected volatility	209.62%
Expected term	4 years
Risk free interest rate	0.72%

Convertible Series A Preferred Stock [Member] | March 2013 [Member]
Estimated Fair Value Of Derivative Liability Based On Weighted Average Assumptions [Table Text Block]
We determined that the fair value of the derivative liability pertaining to the 177,906 shares of 2011 Series A PS immediately prior to the conversion was $105,900 using the Black-Scholes option pricing model based on the following weighted average variables:

Expected dividends	0%
Expected volatility	214.26%
Expected term	4 years
Risk free interest rate	0.81%